UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
 						                           [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:  	LVM Capital Management, Ltd.
Adress:	7840 Moorsbridge Road
		      Portage, Michigan  49024

13F File Number:	28-6658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Michelle M. Larabee
Title:	Director of Operations
Phone:	616-321-8120
Signature, Place, and Date of Signing:

	Michelle M. Larabee 	 Portage, Michigan	  May 12,1999

Report Type (Check only one.):
[X ]		13F Holdings Report
[  ]		13F Notice.
[  ]		13F Combination Report.

 List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		73

Form 13F Information Table Value Total:		$152,008

List of Other Included Managers:

None


                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
WHX SERIES B $3.75 CV          PFD              929248300      324     9000 SH       SOLE                     9000
LORD ABBETT AFFILIATED FUND CL                  544001100      186 12309.121SH       SOLE                12309.121
ABBOTT LABS                    COM              002824100      334     7140 SH       SOLE                     7140
ADOBE SYSTEMS                  COM              00724f101     4585    80800 SH       SOLE                    80800
AFLAC                          COM              001055102      235     4310 SH       SOLE                     4310
AMERICAN EXPRESS               COM              025816109      618     5245 SH       SOLE                     5245
AMERICAN HOME PRODUCTS         COM              026609107     1031    15800 SH       SOLE                    15800
AMERICAN INTERNATIONAL GROUP   COM              026874107     9630    79833 SH       SOLE                    79833
AMERITECH                      COM              030954101      990    17184 SH       SOLE                    17184
APPLIED MATERIALS              COM              038222105      244     3950 SH       SOLE                     3950
ASSOCIATES FIRST CAPITAL       COM              046008108      318     7064 SH       SOLE                     7064
AT&T                           COM              001957109     6172    77327 SH       SOLE                    77327
BANK OF AMERICA                COM              060505104      738    10456 SH       SOLE                    10456
BANK ONE                       COM              059438101      754    13689 SH       SOLE                    13689
BELL ATLANTIC                  COM              077853109      371     7178 SH       SOLE                     7178
BLYTH INDUSTRIES               COM              09643p108     5822   246450 SH       SOLE                   246450
BP AMOCO PLC ADR               COM              055622104      915     9064 SH       SOLE                     9064
BRISTOL MYERS SQUIBB           COM              110122108     3164    49342 SH       SOLE                    49342
CARDINAL HEALTH                COM              14149y108      424     6423 SH       SOLE                     6423
CASEY'S GENERAL STORES         COM              147528103     6568   445276 SH       SOLE                   445276
CHASE MANHATTAN                COM              16161A108     1229    15100 SH       SOLE                    15100
CHEVRON                        COM              166751107      617     6950 SH       SOLE                     6950
CISCO SYSTEMS                  COM              17275r102      690     6300 SH       SOLE                     6300
CITIGROUP                      COM              172967101     1468    22979 SH       SOLE                    22979
COCA COLA                      COM              191216100      252     4101 SH       SOLE                     4101
CORNING                        COM              219350105     1052    17526 SH       SOLE                    17526
DAIMLERCHRYSLER                COM              d1668r123      888    10349 SH       SOLE                    10349
DENTSPLY INTERNATIONAL         COM              249030107     4663   200575 SH       SOLE                   200575
EQUITY RESIDENTIAL PROPERTIES  COM              29476l107      327     7928 SH       SOLE                     7928
ESTERLINE TECHNOLOGIES         COM              297425100     1069    82630 SH       SOLE                    82630
EXXON                          COM              302290101     4722    66916 SH       SOLE                    66916
FANNIE MAE                     COM              313586109     5820    84039 SH       SOLE                    84039
FEDERAL HOME LOAN MORTGAGE     COM              313400301      229     4000 SH       SOLE                     4000
FIRST UNION                    COM              337358105     6020   112660 SH       SOLE                   112660
FLEETWOOD ENTERPRISES          COM              339099103      895    31275 SH       SOLE                    31275
FLOWERS INDUSTRIES             COM              343496105      669    27150 SH       SOLE                    27150
FORD                           COM              345370100      807    14232 SH       SOLE                    14232
GENERAL ELECTRIC               COM              369604103     1618    14627 SH       SOLE                    14627
GTE                            COM              362320103     5875    97100 SH       SOLE                    97100
HEALTH CARE PROPERTY INVESTORS COM              421915109      267     9300 SH       SOLE                     9300
ING GROEP ADR                  COM              456837103     3634    66154 SH       SOLE                    66154
INTEL                          COM              458140100     6785    57075 SH       SOLE                    57075
INTERNATIONAL BUSINESS MACHINE COM              459200101     7776    43869 SH       SOLE                    43869
J.P. MORGAN                    COM              616880100      494     4000 SH       SOLE                     4000
JACOBS ENGINEERING             COM              469814107     5078   128750 SH       SOLE                   128750
KIMBERLY CLARK                 COM              494368103      308     6418 SH       SOLE                     6418
LANDAUER                       COM              51476K103      540    22400 SH       SOLE                    22400
LEXMARK INTERNATIONAL          COM              529771107      218     1950 SH       SOLE                     1950
MBIA                           COM              55262C100     6589   113600 SH       SOLE                   113600
MCDONALDS                      COM              580135101      218     4800 SH       SOLE                     4800
MEDTRONIC                      COM              585055106      309     4300 SH       SOLE                     4300
MELLON BANK                    COM              585509102     6663    94676 SH       SOLE                    94676
MERCK                          COM              589331107     1427    17810 SH       SOLE                    17810
MICROSOFT                      COM              594918104      832     9280 SH       SOLE                     9280
MOBIL                          COM              607059102      649     7380 SH       SOLE                     7380
NATIONWIDE HEALTH PROPERTYS    COM              638620104      338    17800 SH       SOLE                    17800
NCI BUILDING SYSTEMS           COM              628852105     4762   202640 SH       SOLE                   202640
NISOURCE                       COM              65473p105      680    25200 SH       SOLE                    25200
PEOPLESOFT                     COM              712713106     3865   264275 SH       SOLE                   264275
PEPSICO                        COM              713448108      228     5810 SH       SOLE                     5810
PFIZER                         COM              717081103      343     2471 SH       SOLE                     2471
ROYAL DUTCH PETROLEUM          COM              780257804      744    14300 SH       SOLE                    14300
SARA LEE                       COM              803111103      203     8200 SH       SOLE                     8200
SOUTHDOWN                      COM              841297104      527     9812 SH       SOLE                     9812
STMICRO- ELECTRONICS           COM              861012102      520     5350 SH       SOLE                     5350
STRYKER                        COM              863667101      500     9914 SH       SOLE                     9914
SUNDSTRAND                     COM              867323107     5182    74555 SH       SOLE                    74555
TELEFONICA SA  ADR             COM              879382208     1878    14699 SH       SOLE                    14699
UNUM                           COM              903192102     3491    73400 SH       SOLE                    73400
WATSON PHARMACEUTICALS         COM              942683103      762    17275 SH       SOLE                    17275
WICOR                          COM              929253102      553    27300 SH       SOLE                    27300
WOLVERINE WORLDWIDE            COM              978097103      114    12000 SH       SOLE                    12000
YPF SOCIEDAD ANONIMA ADR       COM              984245100     3202   101450 SH       SOLE                   101450